SCHEDULE 1 CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Parent Company [Member])	12 Months Ended
Dec. 25, 2013
Parent Company [Member]
SCHEDULE 1 CONDENSED FINANCIAL INFORMATION OF REGISTRANT

SCHEDULE 1

CONDENSED FINANCIAL INFORMATION OF REGISTRANT

EL POLLO LOCO HOLDINGS, INC.

PARENT COMPANY BALANCE SHEETS

(Amounts in thousands, except share data)

	December 25, 2013	December 26, 2012
Assets
Current assets:
Cash and cash equivalents	$4,394	$4,480
Total current assets	4,394	4,480
Investment in subsidiaries, net	44,142	60,107
Total assets	$48,536	$64,587

Liabilities and Stockholders’ Equity
Total liabilities	—	—
Commitments and contingencies
Stockholders’ Equity
Common stock, $0.01 par value—200,000,000 shares authorized; 28,712,622 shares issued and outstanding	287	287
Additional paid-in capital	240,151	239,329
Accumulated deficit	(191,902)	(175,029)
Total stockholders’ equity	48,536	64,587
Total liabilities and stockholders’ equity	$48,536	$64,587

See notes to consolidated financial statements.

SCHEDULE 1

EL POLLO LOCO HOLDINGS, INC.

PARENT COMPANY STATEMENTS OF OPERATIONS

(Amounts in thousands, except share data)

For the Years Ended	December 25, 2013	December 26, 2012
Revenue
Company-operated restaurant revenue	$—	$—
Franchise revenue	—	—
Total revenue	—	—
General and administrative expenses	912	950
Total expenses	912	950
Loss from operations	(912)	(950)
Interest income	4	15
Loss before provision for income taxes	(908)	(935)
Provision for income taxes	—	—
Equity in earnings of subsidiaries, net of tax	(15,965)	(6,930)
Net loss	$(16,873)	$(7,865)
Net loss per share
Basic and diluted	$(0.59)	$(0.27)
Weighted average shares used in computing net loss per share
Basic and diluted	28,712,622	28,712,194

See notes to consolidated financial statements.

SCHEDULE 1

EL POLLO LOCO HOLDINGS, INC.

PARENT COMPANY STATEMENTS OF CHANGES IN STOCKHOLDERS’ EQUITY

(Amounts in thousands, except share data)

	Common Stock		Additional Paid-in Capital	Accumulated Deficit	Total Stockholders’ Equity

	Shares	Amount
Balance, December 28, 2011	28,710,070	$287	$238,473	$(167,164)	$71,596
Stock based compensation	—	—	860	—	860
Cash used for net stock option exercises	2,552	—	(4)	—	(4)
Net loss attributable to El Pollo Loco Holdings, Inc., and subsidiaries’ common stockholders	—	—	—	(7,865)	(7,865)
Balance, December 26, 2012	28,712,622	287	239,329	(175,029)	64,587
Stock based compensation	—	—	822	—	822
Net loss attributable to El Pollo Loco Holdings, Inc., and subsidiaries’ common stockholders	—	—	—	(16,873)	(16,873)
Balance, December 25, 2013	28,712,622	$287	$240,151	$(191,902)	$48,536

See notes to consolidated financial statements.

SCHEDULE 1

EL POLLO LOCO HOLDINGS, INC.

PARENT COMPANY STATEMENTS OF CASH FLOWS

(Amounts in thousands)

For the Years Ended	December 25, 2013	December 26, 2012
Cash flows from operating activities
Net loss	$(16,873)	$(7,865)
Adjustments to reconcile changes in net loss to net cash used in operating activities	16,787	7,790
Net cash used in operating activities	(86)	(75)
Decrease in cash and cash equivalents	(86)	(75)
Cash and cash equivalents, beginning of year	4,480	4,555
Cash and cash equivalents, end of year	$4,394	$4,480

See notes to consolidated financial statements.

SCHEDULE 1

EL POLLO LOCO HOLDINGS, INC.

NOTES TO PARENT COMPANY FINANCIAL STATEMENTS

1. BACKGROUND AND BASIS OF PRESENTATION

The accompanying condensed financial statements include only the accounts of El Pollo Loco Holdings, Inc. (“Holdings”). Holdings is a Delaware corporation headquartered in Costa Mesa, California. Holdings and its direct and indirect subsidiaries are collectively known as the “Company”. Investments in the Company’s subsidiaries are accounted for under the equity method. These parent company financial statements have been prepared in accordance with Rule 12-04 of Regulation S-X, as restricted net assets of the Company’s subsidiaries exceed 25% of the Company’s consolidated net assets as of December 25, 2013.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted since this information is included in the Company’s annual consolidated financial statements included in this registration statement.

2. RESTRICTED NET ASSETS OF SUBSIDIARIES

Holdings has no material assets or operations. Holdings’ direct subsidiary, EPL Intermediate, Inc. (“Intermediate”) guarantees EPL’s credit agreements on a full and unconditional basis and Intermediate has no subsidiaries other than EPL. EPL is a separate and distinct legal entity, has no obligation to make funds available to Intermediate, and currently has no restrictions that limit distributions or dividends to be paid by EPL to Intermediate, which ultimately limit distributions or dividends to Holdings.

EPL may make distributions to Intermediate only under certain restricted circumstances, including, but not limited to, payments of: (i) franchise taxes or other costs of maintaining the corporate existence of Intermediate, (ii) accounting, legal, administrative and operating expenses of Intermediate, up to $250,000 in any 12 month period, and (iii) EPL’s allocable portion of tax liabilities on consolidated tax returns with Intermediate, subject to certain overall amounts.

EPL is also restricted in its dividend payments to Intermediate. These restricted dividend payments include, but are not limited to: (i) dividends payable solely in EPL’s own common stock or other common equity interests, (ii) payments that permit Intermediate to repurchase or redeem qualified capital stock of Intermediate held by present or former officers, directors or employees, not to exceed $1,000,000 in any fiscal year (with unused amounts carried over to the next fiscal year), and (iii) provided that no default or event of default under the credit facilities has occurred, is continuing, or would result therefrom, dividends limited to various absolute ceiling amounts, including an aggregate amount up to $5,000,000 (shared with Intermediate) for dividends not including those paid pursuant to stock options and other benefit plans.

Likewise, Intermediate is restricted in its own dividend payments, with such restrictions including, but not limited to, dividends payable solely in Intermediate’s own common stock or other common equity interests. Intermediate may purchase, redeem, or otherwise acquire equity interests issued by it with the proceeds received by it from the substantially concurrent issue of new shares of its common stock or other common equity interests.

3. COMMITMENTS AND CONTINGENCIES

As of December 25, 2013 and December 26, 2012, El Pollo Holdings, Inc. had no commitments and contingencies, other than those incurred through its direct and indirect subsidiaries.

4. STOCK SPLIT AND AUTHORIZATION OF ADDITIONAL SHARES

On July 14, 2014, the Company amended its certificate of incorporation to increase the number of shares the Company is authorized to issue to 200,000,000 shares of common stock, par value $0.01 per share. The amendment of the certificate of incorporation effected an internal recapitalization pursuant to which the Company effected an 8.56381-for-1 stock split on its outstanding common stock.

Accordingly, all common share and per share amounts in these parent company financial statements and the notes thereto have been adjusted to reflect the 8.56381-for-1 stock split as though it had occurred at the beginning of the initial period presented.